(AEW Real Estate Fund)
Investment Goal
The Fund seeks to provide investors with above-average income and long-term growth of capital.
Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 117 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (AEW Real Estate Fund) - USD ($)	Class A		Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none	none	none
Redemption fees	none		none	none	none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (AEW Real Estate Fund)		Class A	Class C	Class N	Class T		Class Y
Management fees		0.80%	0.80%	0.80%	0.80%		0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%		none
Other expenses		0.33%	0.33%	0.17%	0.33%	[1]	0.33%
Total annual fund operating expenses		1.38%	2.13%	0.97%	1.38%		1.13%
Fee waiver and/or expense reimbursement	[2],[3]	0.03%	0.03%	none	0.03%		0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.35%	2.10%	0.97%	1.35%		1.10%
[1]	Other expenses are estimated for the current fiscal year.
[2]	NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees.
[3]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10%, 1.05%, 1.35% and 1.10% of the Fund's average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example - (AEW Real Estate Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	984	1,284	2,135
Class C	313	664	1,141	2,460
Class N	99	309	536	1,190
Class T	384	673	983	1,863
Class Y	112	356	619	1,372

If shares are not redeemed:
Expense Example, No Redemption - (AEW Real Estate Fund)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	213	664	1,141	2,460

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts ("REITs") and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations.

AEW Capital Management, L.P. ("AEW") employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of the real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2009, 33.08% Lowest Quarterly Return: Fourth Quarter 2008, -38.15% The Fund's Class Y shares total return year to date as of March 31, 2017 was -0.15%.
Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - (AEW Real Estate Fund)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (5/1/13)	Inception Date
Class Y	6.01%	11.25%	4.76%
Class Y | Return After Taxes on Distributions	3.07%	7.80%	1.97%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	5.14%	8.27%	3.26%
Class A	(0.34%)	9.66%	3.85%
Class C	4.01%	10.13%	3.69%
Class N	6.14%			7.44%	May 01, 2013
Class T	3.10%	10.40%	4.20%
MSCI U.S. REIT Index	8.60%	11.86%	4.96%	7.42%	May 01, 2013

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.